Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	₩ 5,829,607	₩ 4,745,293	₩ 4,058,065
Interest paid	(257,809)	(254,852)	(255,908)
Interest received	272,061	259,836	276,349
Dividends received	74,441	19,623	18,922
Income tax paid	(356,466)	(30,073)	(352,255)
Net cash inflow from operating activities	5,561,834	4,739,827	3,745,173
Cash flows from investing activities
Collection of loans	54,934	63,435	63,517
Loans granted	(54,128)	(48,731)	(65,138)
Disposal of financial assets at fair value through profit or loss	609,849	528,655	720,148
Disposal of financial assets at amortized cost	690,457	528,746	422,637
Disposal of financial assets at fair value through other comprehensive income	244,994	351,065
Disposal of assets held-for-sale		83,241	28,834
Disposal of investments in associates and joint ventures	10,880	24	16,930
Acquisition of investments in associates and joint ventures	(487,828)	(273,411)	(29,980)
Disposal of property and equipment, and investment properties	174,413	49,832	42,554
Acquisition of property and equipment, and investment properties	(3,495,021)	(3,207,566)	(3,263,338)
Acquisition of financial assets at fair value through profit or loss	(753,907)	(521,142)	(793,977)
Acquisition of financial assets at amortized cost	(623,924)	(759,180)	(501,838)
Acquisition of financial assets at fair value through other comprehensive income	(131,674)	(14,092)	(14,277)
Disposal of intangible assets	11,624	13,362	12,097
Disposal of right-of-use assets	318	2,023	9,393
Discontinued operations		205	1,977
Acquisition of intangible assets	(752,181)	(511,094)	(530,775)
Acquisition of right-of-use assets	(4,261)	(5,824)	(6,236)
Decrease in cash due to changes in scope of consolidation	(671,359)	(41,018)
Increase in cash due to changes in scope of consolidation	39,340
Net cash outflow from investing activities	(5,137,474)	(3,761,470)	(3,887,472)
Cash flows from financing activities
Proceeds from borrowings and debentures	2,899,567	1,795,221	1,951,568
Repayments of borrowings and debentures	(1,999,173)	(1,627,354)	(1,377,394)
Settlement of derivative assets and liabilities, net	(1,496)	36,594	23,901
Cash inflow from consolidated capital transactions	67,693
Cash outflow from consolidated capital transactions	(11,001)	(1,192)	(122,918)
Cash inflow from other financing activities	2,556	35,854	65,698
Dividends paid to shareholders	(350,334)	(310,567)	(305,159)
Acquisition of treasury stock	(193,626)	(114,683)
Cash outflow from other financing activities	(60,901)
Decrease in finance leases liabilities	(394,567)	(447,784)	(485,444)
Decrease in other liabilities		(13,674)
Net cash outflow from financing activities	(41,282)	(647,585)	(249,748)
Effect of exchange rate change on cash and cash equivalents	1,890	(2,042)	(5,481)
Net increase (decrease) in cash and cash equivalents	384,968	328,730	(397,528)
Cash and cash equivalents at beginning of year	2,634,624	2,305,894	2,703,422
Cash and cash equivalents at end of year	₩ 3,019,592	₩ 2,634,624	₩ 2,305,894